REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 15 – REVENUE FROM CONTRACTS WITH CUSTOMERS

A)	Information of accounting policy

1)	Revenue measurement

The Company’s revenue is measured based on the consideration it expects to be entitled to receive in exchange for the transfer of goods and services to customers.

Under the agreement with Clalit Health Services, regarding the first purchase order, if the supplied devices were not sold or opened, Clalit Health Services has the right, at its sole discretion and at any time, to return the devices to the Company, and the Company is obligated to refund the consideration paid for any returned products. The Company provides a warranty period of up to 18 months from the date of supply (not exceeding 9 months from the first activation of the device).

As for return rights for end customers for products sold or opened by Clalit Health Services - These products may be returned to the Company subject to consumer protection laws, 1981, and the consumer protection (cancellation of transaction) regulations, 2010, customers may not return the product after 14 days from the delivery date. Also, if a product has been opened but not supplied to the end customer, it cannot be returned to the Company.

The Company assesses the probability of product returns at each financial reporting date. The estimated probability of returns is recognized as a liability under “Contract Liabilities” in the financial statements. This liability is adjusted against recognized revenue based on the return probability assessment. As of December 31, 2025, and 2024, the contract liability balance related to customer contracts for the Pulsenmore FC product amounted to NIS 938 thousand (approximately $294 thousand).

2)	Revenue recognition

During the reporting periods substantially all of the Company’s revenues were derived from a single performance obligation - the sale of the Company’s products - portable ultrasound devices. The Company recognizes revenue upon the transfer of control of the promised goods to the customer, at the point of shipment, in accordance with the terms of the contract.

In addition, as of October 28, 2024, as part of the updated agreement with Clalit (see note 12)a)((1), the Company also provides a support services for the Company’s products which was identified as an additional performance obligation. Revenue from services are recognized over time. During the reporting periods revenues from services were insignificant.

As of August 6, 2025, as part of the Settlement Agreement with GEHC (see note 12)a)((2), the Company concluded that there are no outstanding performance obligations, as mentioned above, and therefore the outstanding balance of contract liability was recognized as revenues in the statements of comprehensive loss.

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 – REVENUE FROM CONTRACTS WITH CUSTOMERS (cont.)

B)	Revenue by Geographic Segmentation

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Israel	5,945	9,070	9,087	2,848
Europe	243	591	188	59
Other	-	-	209	66
	6,188	9,661	9,484	2,973

The amounts presented above in 2025 exclude revenues recognized in connection with the settlement agreement with GE.

In 2025, 2024 and 2023 the Company’s main revenues from its operations in Israel, in the amount of NIS 8,818 thousand (approximately $2,764 thousand), NIS 8,630 thousand and NIS 5,898 thousand, respectively, were derived from Clalit Health Services (see note 12(a(1)().

As of December 31, 2025, 2024 and 2023, the Company’s property and equipment and right of use assets are located in Israel.

C)	Cost of Revenue

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Use of materials	3,053	4,926	4,981	1,562
Salaries and related expenses	650	705	900	282
Depreciation	241	293	294	92
Other	43	160	167	52
	3,987	6,084	6,342	1,988

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS